Deferred contract costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase (Decrease) Capitalized Contract Costs [Roll Forward]
Balance at the beginning of the year	$ 21,268	$ 21,010
Capitalization of deferred contract costs	11,203	13,222
Amortization of deferred contract costs	(12,743)	(12,964)
Balance at the end of the year	$ 19,728	$ 21,268